Consolidated Statement of Stockholders' Deficit (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of common stock in connection with private placements, issuance costs	$ (7,620,413)	$ (1,783,497)
Beneficial conversion feature in preferred stock	34,600,000
Common Stock [Member]
Issuance of common stock in connection with private placements, issuance costs		1,800,000
Additional Paid-in Capital [Member]
Issuance of common stock in connection with private placements, issuance costs		1,800,000
Beneficial conversion feature in preferred stock	$ 34,600,000